Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2021 (Unaudited)

Shares		Value
Common Stocks 97.5%
Consumer Discretionary 8.9%
Retail 8.9%
2,800	AutoZone, Inc.(1)	$4,754,372
4,900	Domino's Pizza, Inc.	2,337,104
3,800	O'Reilly Automotive, Inc.(1)	2,322,028
72,800	TJX Cos., Inc.	4,803,344
		14,216,848
Consumer Staples 5.2%
Food 2.0%
21,500	J&J Snack Foods Corp.	3,285,630
Household Products & Wares 3.2%
61,600	Church & Dwight Co., Inc.	5,086,312
		8,371,942
Financials 4.8%
Insurance 4.8%
3,000	Alleghany Corp.(1)	1,873,230
15,000	American Financial Group, Inc.	1,887,450
10,200	Arch Capital Group, Ltd.(1)	389,436
23,700	Berkley (W.R.) Corp.	1,734,366
13,500	RenaissanceRe Holdings Ltd.	1,881,900
		7,766,382
Healthcare 12.1%
Electronics 4.7%
5,500	Mettler-Toledo International, Inc.(1)	7,575,480
Healthcare Products 5.9%
2,600	Cooper Cos., Inc.	1,074,606
13,500	IDEXX Laboratories, Inc.(1)	8,395,650
		9,470,256
Healthcare Services 1.5%
5,000	Chemed Corp.	2,325,600
		19,371,336
Industrials 36.4%
Aerospace & Defense 6.1%
41,033	HEICO Corp.	5,411,022
6,000	Northrop Grumman Corp.	2,160,900
3,600	TransDigm Group, Inc.(1)	2,248,452
		9,820,374
Commercial Services 11.4%
3,500	Cintas Corp.	1,332,310
20,500	Equifax, Inc.	5,195,110
27,030	IHS Markit Ltd.	3,152,238
214,499	Rollins, Inc.	7,578,250
5,000	Verisk Analytics, Inc.	1,001,350
		18,259,258
Electrical Equipment 2.7%
35,000	AMETEK, Inc.	4,340,350
Engineering & Construction 1.2%
16,200	Exponent, Inc.	1,833,030
Environmental Control 6.4%
32,000	Republic Services, Inc.	3,841,920
51,300	Waste Connections, Inc.	6,460,209
		10,302,129
Machinery Diversified 2.6%
3,000	IDEX Corp.	620,850
36,400	Toro Co.	3,545,724
		4,166,574
Miscellaneous Manufacturers 1.7%
13,800	Carlisle Cos., Inc.	2,743,302
Software 4.3%
15,400	Roper Technologies, Inc.	6,870,402
		58,335,419
Information Technology 22.2%
Aerospace & Defense 4.1%
15,500	Teledyne Technologies, Inc.(1)	6,658,490
Commercial Services 3.2%
16,900	Gartner, Inc.(1)	5,135,572
Computers 0.6%
11,000	CGI, Inc.(1)	932,360
Software 14.3%
15,800	ANSYS, Inc.(1)	5,379,110
25,000	Cadence Design Systems, Inc.(1)	3,786,000
5,200	Fair Isaac Corp.(1)	2,069,236
51,200	Fiserv, Inc.(1)	5,555,200
10,900	Jack Henry & Associates, Inc.	1,788,254
35,000	Open Text Corp.	1,705,900
5,591	Tyler Technologies, Inc.(1)	2,564,312
		22,848,012
		35,574,434
Materials 6.2%
Chemicals 2.2%
17,000	Ecolab, Inc.	3,546,540
Packaging & Containers 4.0%
21,000	AptarGroup, Inc.	2,506,350
42,400	Ball Corp.	3,814,728
		6,321,078
		9,867,618

1

Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2021 (Unaudited)

Shares		Value
Real Estate 1.7%
REITS 1.7%
8,000	American Tower Corp. REIT	$2,123,280
8,000	Equity Lifestyle Properties, Inc. REIT	624,800
		2,748,080
	Total Common Stocks (Cost $55,561,273)	156,252,059
Short-Term Investment 2.6%
Money Market Fund 2.6%
4,147,798	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(2)	4,147,798
	Total Short-Term Investments (Cost $4,147,798)	4,147,798
	TOTAL INVESTMENT IN SECURITIES 100.1% (Cost $59,709,071)	$160,399,857
	Excess Of Liabilities Over Cash And Other Assets (0.1%)	(141,310)
	Net Assets(3) 100.0%	$160,258,547

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of September 30, 2021.
(3)	For federal income tax purposes, the aggregate cost was $59,709,071, aggregate gross unrealized appreciation was $101,853,325, aggregate gross unrealized depreciation was $1,162,539 and the net unrealized appreciation was $100,690,786.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$156,252,059	$—	$—	$156,252,059
Short-Term Investment	4,147,798	—	—	4,147,798
Total Investments in Securities	$160,399,857	$—	$—	$160,399,857

*	See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2021, there were no Level 3 investments.